STOCK OPTION AND STOCK UNIT PLANS (Tables)	12 Months Ended
Dec. 31, 2015
INCENTIVE STOCK OPTIONS
STOCK OPTION AND STOCK UNIT PLANS
Schedule of outstanding stock options

December 31, 2015	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
(options in thousands; intrinsic value in millions of Canadian dollars)
Options outstanding at beginning of year	31,330	34.97
Options granted	5,852	59.14
Options exercised[1]	(4,224)	26.61
Options cancelled or expired	(170)	44.87
Options outstanding at end of year	32,788	40.31	6.3	525
Options vested at end of year[2]	18,297	31.66	4.8	451
1	The total intrinsic value of ISO exercised during the year ended December 31, 2015 was $126 million (2014 - $117 million) and cash received on exercise was $43 million (2014 - $37 million).
2	The total fair value of options vested under the ISO Plan during the year ended December 31, 2015 was $34 million (2014 - $26 million).

Schedule of weighted average assumptions used to determine the fair value of stock options granted

Year ended December 31,	2015	2014
Fair value per option (Canadian dollars)[1]	6.48	5.53
Valuation assumptions
Expected option term (years)[2]	5	5
Expected volatility[3]	19.9%	16.9%
Expected dividend yield[4]	3.2%	2.9%
Risk-free interest rate[5]	0.9%	1.6%
1

Options granted to United States employees are based on New York Stock Exchange prices. The option value and assumptions shown are based on a weighted average of the United States and the Canadian options. The fair values per option were $6.22 (2014 - $5.45) for Canadian employees and US$6.16 (2014 - US$5.35) for United States employees.

2	The expected option term is six years based on historical exercise practice and three years for retirement eligible employees.
3	Expected volatility is determined with reference to historic daily share price volatility and consideration of the implied volatility observable in call option values near the grant date.
4	The expected dividend yield is the current annual dividend at the grant date divided by the current stock price.
5	The risk-free interest rate is based on the Government of Canada’s Canadian Bond Yields and the United States Treasury Bond Yields.

PERFORMANCE STOCK OPTIONS
STOCK OPTION AND STOCK UNIT PLANS
Schedule of outstanding stock options

December 31, 2015	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
(options in thousands; intrinsic value in millions of Canadian dollars)
Options outstanding at beginning of year	4,511	35.97
Options granted	-	-
Options exercised[1]	(830)	19.44
Options cancelled or expired	(464)	39.34
Options outstanding at end of year	3,217	39.75	3.9	53
Options vested at end of year[2]	2,307	39.48	3.7	39
1	The total intrinsic value of PSO exercised during the year ended December 31, 2015 was $43 million (2014 - nil) and cash received on exercise was $13 million (2014 - nil).
2	The total fair value of options vested under the PSO Plan during the year ended December 31, 2015 was $6 million (2014 - $5 million).

Schedule of weighted average assumptions used to determine the fair value of stock options granted

Year ended December 31,	2014
Fair value per option (Canadian dollars)	5.77
Valuation assumptions
Expected option term (years)[1]	6.5
Expected volatility[2]	15.0%
Expected dividend yield[3]	2.8%
Risk-free interest rate[4]	1.7%
1	The expected option term is based on historical exercise practice.
2	Expected volatility is determined with reference to historic daily share price volatility.
3	The expected dividend yield is the current annual dividend at the grant date divided by the current stock price.
4	The risk-free interest rate is based on the Government of Canada’s Canadian Bond Yields.

PERFORMANCE STOCK UNITS
STOCK OPTION AND STOCK UNIT PLANS
Schedule of outstanding stock units

December 31, 2015	Number	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value

(units in thousands; intrinsic value in millions of Canadian dollars)
Units outstanding at beginning of year	555
Units granted	244
Units cancelled	(9)
Units matured[1]	(282)
Dividend reinvestment	28
Units outstanding at end of year	536	1.5	47
1	The total amount paid during the year ended December 31, 2015 for PSU was $35 million (2014 - $36 million).

Restricted stock units
STOCK OPTION AND STOCK UNIT PLANS
Schedule of outstanding stock units

December 31, 2015	Number	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value

(units in thousands; intrinsic value in millions of Canadian dollars)
Units outstanding at beginning of year	1,959
Units granted	854
Units cancelled	(101)
Units matured[1]	(904)
Dividend reinvestment	98
Units outstanding at end of year	1,906	1.4	88
1	The total amount paid during the year ended December 31, 2015 for RSU was $45 million (2014 - $45 million).